Item 1. Schedule of Investments:

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	Putnam High Yield Trust
	The fund's portfolio
	May 31, 2005 (Unaudited)
	Corporate bonds and notes (84.4%) (a)
	Principal amount			Value
	Advertising and Marketing Services (0.3%)
	$3,000,000	Interpublic Group Companies, Inc. notes 6 1/4s, 2014		$2,744,256
	3,950,000	Lamar Media Corp. company guaranty 7 1/4s, 2013		4,167,250
				6,911,506
	Automotive (1.9%)
	2,350,000	Affinia Group, Inc. 144A sr. sub. notes 9s, 2014		1,927,000
	2,615,000	ArvinMeritor, Inc. notes 8 3/4s, 2012		2,615,000
	1,475,000	Dana Corp. notes 10 1/8s, 2010		1,525,755
	8,177,000	Dana Corp. notes 9s, 2011		8,912,930
	1,199,000	Dana Corp. notes 7s, 2029		1,003,089
	1,598,000	Delco Remy International, Inc. company guaranty 11s, 2009		1,418,225
	4,240,000	Delco Remy International, Inc. sr. sub. notes 9 3/8s, 2012		3,222,400
	3,599,000	Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012		3,239,100
	3,785,000	Meritor Automotive, Inc. notes 6.8s, 2009		3,661,988
	4,105,000	Metaldyne Corp. 144A sr. notes 10s, 2013		3,448,200
	4,170,000	Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		4,024,050
	12,200,000	Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013		13,603,000
	3,025,000	TRW Automotive Inc. sr. sub. notes 11s, 2013		3,312,375
				51,913,112
	Basic Materials (9.1%)
	3,000	Abitibi-Consolidated Finance LP company guaranty 7 7/8s, 2009		2,970
	5,169,000	Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)		5,440,373
	5,699,000	AK Steel Corp. company guaranty 7 3/4s, 2012		5,171,843
	5,060,000	ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)		5,490,100
	5,780,000	BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s, 2014		6,488,050
	2,725,000	Century Aluminum Co. company guaranty 7 1/2s, 2014		2,670,500
EUR	2,250,000	Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)		2,833,407
	$6,079,000	Compass Minerals Group, Inc. company guaranty 10s, 2011		6,626,110
	2,540,000	Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		2,120,900
	7,145,000	Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		6,234,013
	3,365,000	Crystal US Holdings, LLC 144A sr. disc. notes stepped-coupon zero % (10s, 10/1/09), 2014 (STP)		2,313,438
	7,020,000	Equistar Chemicals LP notes 8 3/4s, 2009		7,388,550
	14,008,000	Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008		15,233,700
	2,650,000	Georgia-Pacific Corp. bonds 7 3/4s, 2029		2,977,938
	2,985,000	Georgia-Pacific Corp. company guaranty 8 7/8s, 2010		3,387,975
	4,269,000	Georgia-Pacific Corp. debs. 7.7s, 2015		4,823,970
	3,860,000	Georgia-Pacific Corp. sr. notes 8s, 2024		4,429,350
	7,150,000	Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		7,793,500
	10,958,000	Hercules, Inc. company guaranty 11 1/8s, 2007		12,382,540
	6,055,000	Hercules, Inc. company guaranty 6 3/4s, 2029		5,903,625
	1,705,000	Huntsman Advanced Materials, LLC 144A sec. FRN 10.89s, 2008		1,794,513
	310,000	Huntsman Advanced Materials, LLC 144A sec. notes 11s, 2010		353,400
	8,227,000	Huntsman International, LLC company guaranty 10 1/8s, 2009		8,535,513
	2,408,000	Huntsman, LLC company guaranty 11 5/8s, 2010		2,769,200
	1,774,000	Huntsman, LLC 144A company guaranty 12s, 2012		2,040,100
	6,915,000	Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014		6,742,125
	6,609,000	ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011		7,137,720
	76,000	Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		74,670
	200,000	Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		187,000
EUR	4,426,584	JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)		4,290,073
EUR	360,000	Kappa Beheer BV company guaranty Ser. EUR, 12 1/2s, 2009 (Netherlands)		464,012
	$660,000	Lyondell Chemical Co. bonds 11 1/8s, 2012		748,275
	7,294,000	Lyondell Chemical Co. company guaranty 9 1/2s, 2008		7,749,875
	5,849,000	Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007		6,221,874
	8,555,000	MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		8,362,513
EUR	322,000	MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)		406,486
	$7,858,000	Millennium America, Inc. company guaranty 9 1/4s, 2008		8,466,995
EUR	685,000	Nalco Co. sr. notes 7 3/4s, 2011		893,483
EUR	2,975,000	Nalco Co. sr. sub. notes 9s, 2013		3,948,405
	$8,055,000	Nalco Co. sr. sub. notes 8 7/8s, 2013		8,417,475
	3,345,000	Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014 (Canada)		3,127,575
	8,350,000	Novelis, Inc. 144A sr. notes 7 1/4s, 2015 (Canada)		8,183,000
	2,553,936	PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		2,668,863
	441,269	Pioneer Companies, Inc. sec. sr.notes FRN 6.59s, 2006		441,269
	2,450,000	PQ Corp. 144A company guaranty 7 1/2s, 2013		2,364,250
EUR	3,400,000	Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014		4,170,355
	$1,350,000	Rockwood Specialties Group, Inc. 144A sub. notes 7 1/2s, 2014		1,282,500
EUR	4,040,000	SGL Carbon SA 144A sr. notes 8 1/2s, 2012 (Luxembourg)		5,257,124
	$400,000	Smurfit Capital Funding PLC notes 6 3/4s, 2005 (Ireland)		400,000
	4,379,000	Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		4,663,635
	1,334,122	Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		1,334,122
	8,090,000	Stone Container Corp. sr. notes 9 3/4s, 2011		8,575,400
	3,555,000	Stone Container Corp. sr. notes 8 3/8s, 2012		3,546,113
	1,385,000	Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)		1,284,588
	1,390,000	Tembec Industries, Inc. company guaranty 7 3/4s, 2012 (Canada)		1,032,075
	3,860,000	Ucar Finance, Inc. company guaranty 10 1/4s, 2012		3,995,100
	1,396,000	United States Steel Corp. sr. notes 9 3/4s, 2010		1,525,130
	1,607,000	United States Steel, LLC sr. notes 10 3/4s, 2008		1,815,910
	392,820	Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)		314,256
	761,535	Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)		609,228
	1,646,000	WHX Corp. sr. notes 10 1/2s, 2005 (In default) (NON) (DEF)		1,646,000
				247,553,052
	Beverage (0.1%)
	3,088,000	Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008		3,281,000
	338,000	Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012		353,210
				3,634,210
	Broadcasting (1.7%)
	23,030,000	Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default) (NON)		115,150
	12,880,000	Echostar DBS Corp. sr. notes 6 3/8s, 2011		13,008,800
	6,960,000	Echostar DBS Corp. 144A company guaranty 6 5/8s, 2014		6,977,400
	10,780,000	Granite Broadcasting Corp. sec. notes 9 3/4s, 2010		9,863,700
	1,783,000	Gray Television, Inc. company guaranty 9 1/4s, 2011		1,939,013
	406,874	Knology, Inc. 144A sr. notes 12s, 2009 (PIK)		400,771
	8,810,000	Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012		9,679,988
	973,000	Young Broadcasting, Inc. company guaranty 10s, 2011		960,838
	3,385,000	Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		3,063,425
				46,009,085
	Building Materials (0.6%)
	2,869,000	Building Materials Corp. company guaranty 8s, 2008		2,861,828
	4,404,000	Dayton Superior Corp. sec. notes 10 3/4s, 2008		4,470,060
	4,000	Owens Corning bonds 7 1/2s, 2018 (In default) (NON)		3,240
	5,755,000	Owens Corning notes 7 1/2s, 2006 (In default) (NON)		4,690,325
	5,945,000	THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014		5,320,775
				17,346,228
	Cable Television (3.1%)
	3,211,000	Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In default) (NON)		2,817,653
	2,918,000	Adelphia Communications Corp. sr. notes 7 7/8s, 2009 (In default) (NON)		2,473,005
	2,431,000	Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007 (In default) (NON)		2,102,815
	3,950,000	Atlantic Broadband Finance, LLC 144A sr. sub. notes 9 3/8s, 2014		3,722,875
	2,600,000	Cablevision Systems Corp. 144A sr. notes 8s, 2012		2,733,250
	2,258,000	Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)		1,309,640
	4,938,000	Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)		3,197,355
	10,835,000	Charter Communications Holdings, LLC/Capital Corp. sr. notes 11 1/8s, 2011		8,072,075
	10,927,000	Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 3/4s, 2009		8,468,425
	13,360,000	Charter Communications Holdings, LLC/Capital Corp. sr. notes 10s, 2011		9,652,600
	8,070,000	Charter Communications Holdings, LLC/Capital Corp. sr. notes 9 5/8s, 2009		6,032,325
	5,616,000	CSC Holdings, Inc. debs. 7 5/8s, 2018		5,840,640
	3,495,000	CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		3,704,700
	6,350,000	CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012		6,461,125
	6,045,000	Kabel Deutscheland GmbH 144A company guaranty 10 5/8s, 2014 (Germany)		6,453,038
	7,354,000	Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)		8,144,555
	2,670,000	Videotron Ltee company guaranty 6 7/8s, 2014 (Canada)		2,673,338
				83,859,414
	Capital Goods (6.7%)
	2,620,000	AEP Industries, Inc. 144A sr. notes 7 7/8s, 2013		2,616,657
	7,867,000	Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008		8,142,345
	860,000	Allied Waste North America, Inc. sec. notes Ser. B, 5 3/4s, 2011		801,950
	3,590,000	Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		3,841,300
	5,000,000	Argo-Tech Corp. sr. notes 9 1/4s, 2011		5,400,000
	3,693,000	BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011		3,766,860
	5,827,000	BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008		5,827,000
	5,345,000	Blount, Inc. sr. sub. notes 8 7/8s, 2012		5,585,525
	3,333,000	Browning-Ferris Industries, Inc. debs. 7.4s, 2035		2,816,385
	4,215,000	Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		4,183,388
EUR	1,065,000	Crown Euro Holdings SA company guaranty 6 1/4s, 2011 (France)		1,349,693
EUR	650,000	Crown Euro Holdings SA sec. notes 10 1/4s, 2011 (France)		890,363
	$5,090,000	Crown Euro Holdings SA sec. notes 9 1/2s, 2011 (France)		5,573,550
	9,435,000	Crown Euro Holdings SA sec. sr. notes 10 7/8s, 2013 (France)		10,885,631
	22,984,000	Decrane Aircraft Holdings Co. company guaranty zero %, 2008		8,733,920
	7,166,000	Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		7,524,300
EUR	405,000	Flender Holdings 144A sr. notes 11s, 2010 (Germany)		593,015
	$3,802,000	Flowserve Corp. company guaranty 12 1/4s, 2010		4,087,150
	5,695,000	Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		5,367,538
	8,790,000	L-3 Communications Corp. company guaranty 6 1/8s, 2013		8,702,100
	11,095,000	Legrand SA debs. 8 1/2s, 2025 (France)		13,203,050
	2,489,000	Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		2,762,790
EUR	1,550,000	Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011		2,114,561
	$2,030,000	Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		2,101,050
	2,075,000	Milacron Escrow Corp. sec. notes 11 1/2s, 2011		2,168,375
	3,270,000	Mueller Group, Inc. sr. sub. notes 10s, 2012		3,433,500
	4,400,000	Mueller Holdings, Inc. disc. notes stepped-coupon zero % (14 3/4s, 4/15/09), 2014 (STP)		3,179,000
	4,000	Owens-Brockway Glass company guaranty 8 7/8s, 2009		4,250
	6,540,000	Owens-Brockway Glass company guaranty 8 1/4s, 2013		7,063,200
	4,075,000	Owens-Brockway Glass company guaranty 7 3/4s, 2011		4,339,875
	8,313,000	Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		9,144,300
	600,000	Owens-Illinois, Inc. debs. 7.8s, 2018		627,000
	1,555,000	Pliant Corp. sec. notes 11 1/8s, 2009		1,500,575
EUR	1,415,000	Polypore, Inc. notes 8 3/4s, 2012		1,484,915
	$3,540,000	Polypore, Inc. sr. sub. notes 8 3/4s, 2012		3,062,100
	3,081,000	Sequa Corp. sr. notes 9s, 2009		3,296,670
	3,735,000	Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008		3,959,100
	4,290,000	Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		3,646,500
	4,790,000	Solo Cup Co. sr. sub. notes 8 1/2s, 2014		4,598,400
	1,540,000	Terex Corp. company guaranty 9 1/4s, 2011		1,663,200
	6,295,000	Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		6,845,813
	5,530,000	Titan Corp. (The) company guaranty 8s, 2011		5,917,100
				182,803,994
	Commercial and Consumer Services (0.7%)
	6,193,000	Coinmach Corp. sr. notes 9s, 2010		6,394,273
	10,430,000	Laidlaw International, Inc. sr. notes 10 3/4s, 2011		11,798,938
	475,000	Muzak LLC/Muzak Finance Corp sr. notes 10s, 2009		380,000
				18,573,211
	Communication Services (8.7%)
	3,170,000	Alamosa Delaware, Inc. company guaranty 11s, 2010		3,534,550
	2,278,000	Alamosa Delaware, Inc. company guaranty stepped-coupon zero % (12s, 7/31/05), 2009 (STP)		2,488,715
	2,945,000	Alamosa Delaware, Inc. sr. notes 8 1/2s, 2012		3,070,163
	1,795,000	American Cellular Corp. company guaranty 9 1/2s, 2009		1,750,125
	3,360,000	American Tower Corp. sr. notes 7 1/2s, 2012		3,511,200
	6,940,000	American Towers, Inc. company guaranty 7 1/4s, 2011		7,269,650
	5,681,039	Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default) (NON)		284,052
	15,205,000	AT&T Corp. sr. notes 9 3/4s, 2031		19,310,350
	3,070,000	Centennial Cellular Operating Co. company guaranty 10 1/8s, 2013		3,426,888
	756,000	Centennial Cellular Operating Co., LLC sr. sub. notes 10 3/4s, 2008		783,405
	1,335,000	Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028		1,174,800
	3,705,000	Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014		3,667,950
	3,752,000	Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023		3,461,220
	2,210,000	Cincinnati Bell, Inc. 144A sr. notes 7s, 2015		2,116,075
	7,860,000	Citizens Communications Co. notes 9 1/4s, 2011		8,704,950
	6,740,000	Citizens Communications Co. sr. notes 6 1/4s, 2013		6,504,100
	8,951,000	Crown Castle International Corp. sr. notes 9 3/8s, 2011		9,879,666
	1,400,000	Crown Castle International Corp. sr. notes 7 1/2s, 2013		1,585,500
	1,113,102	Globix Corp. company guaranty 11s, 2008 (PIK)		1,046,316
	3,485,000	Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)		3,624,400
	7,475,000	Inmarsat Finance PLC company guaranty stepped-coupon zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)		5,531,500
	6,780,000	Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015 (Bermuda)		6,957,975
	3,220,000	Intelsat Bermuda, Ltd. 144A sr. notes 8 1/4s, 2013 (Bermuda)		3,276,350
	2,565,000	iPCS, Inc. sr. notes 11 1/2s, 2012		2,808,675
	835,000	IWO Escrow Co. 144A sec. FRN 6.891s, 2012		830,825
	835,000	IWO Escrow Co. 144A sr. disc. notes stepped-coupon zero % (10 3/4s, 1/15/10), 2015 (STP)		530,225
	5,200,000	Level 3 Financing, Inc. 144A sr. notes 10 3/4s, 2011		4,355,000
	6,660,000	Madison River Capital Corp. sr. notes 13 1/4s, 2010		7,059,600
	11,455,000	MCI, Inc. sr. notes 8.735s, 2014		12,829,600
	2,347,000	MCI, Inc. sr. notes 7.688s, 2009		2,458,483
	3,483,000	Nextel Communications, Inc. sr. notes 6 7/8s, 2013		3,700,688
	17,435,000	Nextel Communications, Inc. sr. notes 5.95s, 2014		17,827,288
	3,029,000	Nextel Partners, Inc. sr. notes 12 1/2s, 2009		3,316,755
	10,280,000	Nextel Partners, Inc. sr. notes 8 1/8s, 2011		11,179,500
	699,000	PanAmSat Corp. notes 6 3/8s, 2008		700,748
	8,340,000	Qwest Communications International, Inc. 144A sr. notes 8s, 2014		8,048,100
	24,908,000	Qwest Corp. 144A notes 9 1/8s, 2012		27,025,180
	3,310,000	Qwest Services Corp. 144A notes 14s, 2014		3,914,075
	2,435,000	Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		2,897,650
	1,312,000	Rogers Wireless Communications, Inc. sec. notes 9 5/8s, 2011 (Canada)		1,528,480
	2,685,000	Rogers Wireless Communications, Inc. sec. notes 7 1/2s, 2015 (Canada)		2,856,169
	3,355,000	Rogers Wireless Communications, Inc. sr. sub. notes 8s, 2012 (Canada)		3,568,881
	365,000	Rural Cellular Corp. sr. notes 9 7/8s, 2010		360,438
	7,135,000	Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		6,314,475
	2,340,000	SBA Communications Corp. 144A sr. notes 8 1/2s, 2012		2,480,400
	4,975,000	SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)		4,353,125
	2,450,000	Valor Telecommunications Enterprises LLC/Finance Corp. 144A sr. notes 7 3/4s, 2015		2,382,625
				236,286,885
	Consumer (1.0%)
	6,310,000	Icon Health & Fitness company guaranty 11 1/4s, 2012		4,637,850
	2,310,000	Jostens Holding Corp. sr. disc. notes stepped-coupon zero % (10 1/4s, 12/1/08), 2013 (STP)		1,501,500
	11,165,000	Jostens IH Corp. company guaranty 7 5/8s, 2012		10,690,488
	9,530,000	Samsonite Corp. sr. sub. notes 8 7/8s, 2011		10,006,500
				26,836,338
	Consumer Goods (1.4%)
	4,430,000	Church & Dwight Co., Inc. 144A sr. sub. notes 6s, 2012		4,430,000
	3,005,000	Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		3,102,663
	7,757,000	Playtex Products, Inc. company guaranty 9 3/8s, 2011		8,125,458
	6,910,000	Playtex Products, Inc. sec. notes 8s, 2011		7,393,700
	3,900,000	Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		4,007,250
	8,140,000	Remington Arms Co., Inc. company guaranty 10 1/2s, 2011		7,773,700
	2,335,000	Scotts Co. (The) sr. sub. notes 6 5/8s, 2013		2,358,350
				37,191,121
	Consumer Services (0.5%)
	6,145,000	Brand Services, Inc. company guaranty 12s, 2012		6,774,863
	5,580,000	United Rentals (North America), Inc. company guaranty 6 1/2s, 2012		5,489,325
				12,264,188
	Energy (8.2%)
	12,755,000	Arch Western Finance, LLC sr. notes 6 3/4s, 2013		12,723,113
	4,361,000	Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)		4,557,245
	4,815,000	CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)		4,646,475
	3,565,000	CHC Helicopter Corp. 144A sr. sub. notes 7 3/8s, 2014 (Canada)		3,440,225
	3,334,000	Chesapeake Energy Corp. company guaranty 9s, 2012		3,684,070
	3,742,000	Chesapeake Energy Corp. company guaranty 7 3/4s, 2015		4,050,715
	6,425,000	Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		6,939,000
	2,715,000	Chesapeake Energy Corp. sr. notes 7s, 2014		2,864,325
	4,485,000	Comstock Resources, Inc. sr. notes 6 7/8s, 2012		4,417,725
	5,444,000	Dresser, Inc. company guaranty 9 3/8s, 2011		5,661,760
	3,050,000	Dresser-Rand Group, Inc. 144A sr. sub. notes 7 3/8s, 2014		2,989,000
	4,873,000	Encore Acquisition Co. company guaranty 8 3/8s, 2012		5,262,840
	2,220,000	Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014		2,164,500
	6,555,000	Exco Resources, Inc. company guaranty 7 1/4s, 2011		6,391,125
	3,151,000	Forest Oil Corp. company guaranty 7 3/4s, 2014		3,347,938
	4,174,000	Forest Oil Corp. sr. notes 8s, 2011		4,570,530
	2,507,000	Forest Oil Corp. sr. notes 8s, 2008		2,657,420
	4,520,000	Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)		5,424,000
	30,000	Grant Prideco Escrow Corp. company guaranty 9s, 2009		33,000
	3,175,000	Hanover Compressor Co. sr. notes 9s, 2014		3,286,125
	2,295,000	Hanover Compressor Co. sr. notes 8 5/8s, 2010		2,363,850
	4,990,000	Hanover Compressor Co. sub. notes zero %, 2007		4,316,350
	1,630,000	Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011		1,691,125
	5,755,000	Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)		5,539,188
	2,350,000	Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014		2,344,125
	6,340,000	Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2014		5,927,900
	3,175,000	KCS Energy, Inc. sr. notes 7 1/8s, 2012		3,159,125
	4,420,000	Key Energy Services, Inc. sr. notes 6 3/8s, 2013		4,331,600
	7,265,000	Massey Energy Co. sr. notes 6 5/8s, 2010		7,373,975
	6,220,000	Newfield Exploration Co. sr. notes 7 5/8s, 2011		6,717,600
	6,605,000	Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		6,753,613
	6,055,000	Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		5,676,563
	4,940,030	Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		5,262,431
	3,260,000	Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s, 2014		3,390,400
	6,615,000	Peabody Energy Corp. sr. notes 5 7/8s, 2016		6,515,775
	1,540,000	Pemex Project Funding Master Trust company guaranty 8 5/8s, 2022		1,840,300
	3,025,000	Pemex Project Funding Master Trust company guaranty 7 3/8s, 2014		3,357,750
	5,200,000	Petroleum Geo-Services notes 10s, 2010 (Norway)		5,772,000
	4,430,000	Plains Exploration & Production Co. sr. notes 7 1/8s, 2014		4,729,025
	7,395,000	Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012		8,060,550
	6,059,000	Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011		6,452,835
	8,020,000	Pride International, Inc. sr. notes 7 3/8s, 2014		8,801,950
	5,165,000	Seabulk International, Inc. company guaranty 9 1/2s, 2013		5,849,363
	6,645,000	Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013		6,179,850
	3,355,000	Stone Energy Corp. sr. sub. notes 6 3/4s, 2014		3,187,250
	3,408,000	Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012		3,689,160
	3,343,000	Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011		3,510,150
				221,904,934
	Entertainment (1.4%)
	2,165,000	AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012		2,154,175
	9,335,000	AMC Entertainment, Inc. sr. sub. notes 8s, 2014		8,448,175
	5,930,000	Cinemark USA, Inc. sr. sub. notes 9s, 2013		6,285,800
	8,560,000	Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07), 2014 (STP)		6,013,400
	3,000,000	LCE Acquisition Corp. 144A company guaranty 9s, 2014		2,910,000
	4,480,000	Six Flags, Inc. sr. notes 9 5/8s, 2014		3,908,800
	2,740,000	Six Flags, Inc. sr. notes 8 7/8s, 2010		2,548,200
	2,340,000	Universal City Florida Holding Co. sr. notes 8 3/8s, 2010		2,410,200
	3,321,000	Universal City Florida Holding Co. sr. notes FRN 7.96s, 2010		3,453,840
				38,132,590
	Financial (1.0%)
	2,640,000	Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)		2,640,000
	8,100,000	E*Trade Finance Corp. sr. notes 8s, 2011		8,464,500
	11,001,349	Finova Group, Inc. notes 7 1/2s, 2009		4,675,573
	4,570,000	UBS AG/Jersey Branch sr. notes Ser. EMTN, 9.14s, 2008 (Jersey)		4,809,925
	6,274,000	Western Financial Bank sub. debs. 9 5/8s, 2012		6,744,550
				27,334,548
	Food (1.1%)
	1,129,898	Archibald Candy Corp. company guaranty 10s, 2007 (In default) (F)(NON)(PIK)		240,668
	6,180,000	Dean Foods Co. sr. notes 6 5/8s, 2009		6,373,125
	5,010,000	Del Monte Corp. sr. sub. notes 8 5/8s, 2012		5,460,900
	3,360,000	Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015		3,351,600
	4,291,000	Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007		4,183,725
	8,615,000	Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013		7,365,825
EUR	2,090,000	United Biscuits Finance company guaranty 10 5/8s, 2011 (United Kingdom)		2,664,174
				29,640,017
	Gaming & Lottery (3.3%)
	$3,160,000	Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009		3,452,300
	1,514,000	Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		1,638,905
	3,315,000	Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		3,522,188
	730,000	Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		740,950
	1,805,000	Harrah's Operating Co., Inc. company guaranty 8s, 2011		2,050,843
	2,330,000	Mandalay Resort Group sr. notes 6 3/8s, 2011		2,341,650
	4,691,000	MGM Mirage, Inc. company guaranty 8 1/2s, 2010		5,171,828
	5,568,000	MGM Mirage, Inc. company guaranty 6s, 2009		5,561,040
	2,000	MGM Mirage, Inc. sr. notes 6 3/4s, 2012		2,045
	1,755,000	Mirage Resorts, Inc. debs. 7 1/4s, 2017		1,785,713
	1,465,000	Park Place Entertainment Corp. sr. notes 8 1/2s, 2006		1,541,913
	4,189,000	Park Place Entertainment Corp. sr. notes 7 1/2s, 2009		4,576,483
	4,000,000	Park Place Entertainment Corp. sr. notes 7s, 2013		4,370,000
	2,834,000	Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008		3,131,570
	8,402,000	Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010		9,011,145
	2,100,000	Penn National Gaming, Inc. 144A sr. sub. notes 6 3/4s, 2015		2,047,500
	3,210,000	Pinnacle Entertainment, Inc. sr. sub. notes 8 3/4s, 2013		3,338,400
	8,515,000	Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012		8,557,575
	4,943,000	Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s, 2009		5,610,305
	5,765,000	Scientific Games Corp. 144A sr. sub. notes 6 1/4s, 2012		5,649,700
	4,485,000	Station Casinos, Inc. sr. notes 6s, 2012		4,496,213
	4,485,000	Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		4,608,338
	5,695,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A 1st mtge. 6 5/8s, 2014		5,467,200
				88,673,804
	Health Care (7.2%)
	3,495,000	Alderwoods Group, Inc. 144A sr. notes 7 3/4s, 2012 (Canada)		3,652,275
	3,608,000	AmerisourceBergen Corp. company guaranty 7 1/4s, 2012		3,941,740
	5,730,000	AmerisourceBergen Corp. sr. notes 8 1/8s, 2008		6,202,725
	9,095,000	Health Services, Inc. sr. sub. notes 10s, 2013		11,054,063
	5,596,000	Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012		5,568,020
	3,345,000	Coventry Health Care, Inc. sr. notes 5 7/8s, 2012		3,328,275
	1,785,000	DaVita, Inc. 144A sr. notes 6 5/8s, 2013		1,802,850
	3,570,000	DaVita, Inc. 144A sr. sub. notes 7 1/4s, 2015		3,587,850
	3,010,000	Elan Finance PLC/Elan Finance Corp. 144A sr. notes 7 3/4s, 2011 (Ireland)		2,603,650
	2,950,000	Extendicare Health Services, Inc. company guaranty 9 1/2s, 2010		3,186,000
	4,580,000	Extendicare Health Services, Inc. sr. sub. notes 6 7/8s, 2014		4,442,600
	5,993,000	HCA, Inc. debs. 7.19s, 2015		6,230,934
	3,080,000	HCA, Inc. med. term notes 8.85s, 2007		3,252,856
	3,150,000	HCA, Inc. notes 8.36s, 2024		3,489,718
	735,000	HCA, Inc. notes 7.69s, 2025		773,104
	716,000	HCA, Inc. notes 7s, 2007		743,060
	2,715,000	HCA, Inc. notes 6 3/8s, 2015		2,767,299
	2,385,000	HCA, Inc. notes 5 3/4s, 2014		2,335,597
	116,000	HCA, Inc. sr. notes 7 7/8s, 2011		126,958
	9,659,000	Healthsouth Corp. notes 7 5/8s, 2012		9,272,640
	3,722,000	Healthsouth Corp. sr. notes 8 1/2s, 2008		3,759,220
	2,125,000	Healthsouth Corp. sr. notes 8 3/8s, 2011		2,109,063
	2,041,000	Healthsouth Corp. sr. notes 7s, 2008		2,041,000
	3,276,000	MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		3,276,000
	7,880,000	MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s, 8/15/08), 2012 (STP)		4,491,600
	6,090,000	Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		5,952,975
	7,409,000	PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009		8,149,900
	3,757,000	Service Corp. International debs. 7 7/8s, 2013		3,850,925
	670,000	Service Corp. International notes 7.2s, 2006		688,425
	228,000	Service Corp. International notes 6 7/8s, 2007		239,400
	1,006,000	Service Corp. International notes 6 1/2s, 2008		1,028,635
	2,281,000	Service Corp. International notes Ser. *, 7.7s, 2009		2,409,306
	6,680,000	Service Corp. International 144A sr. notes 6 3/4s, 2016		6,613,200
	5,695,000	Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013		5,538,388
	3,285,000	Tenet Healthcare Corp. notes 7 3/8s, 2013		3,219,300
	11,515,000	Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		12,378,625
	4,040,000	Tenet Healthcare Corp. sr. notes 6 1/2s, 2012		3,858,200
	6,370,000	Triad Hospitals, Inc. sr. notes 7s, 2012		6,624,800
	11,815,000	Triad Hospitals, Inc. sr. sub. notes 7s, 2013		11,962,688
	7,780,000	Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)		7,857,800
	4,090,000	US Oncology, Inc. company guaranty 9s, 2012		4,376,300
	5,639,000	Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014		6,090,120
	6,360,000	Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)		7,218,600
	1,690,000	Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)		1,681,550
	2,200,000	Ventas Realty LP/Capital Corp. 144A sr. notes 6 3/4s, 2019 (R)		2,238,500
				196,016,734
	Homebuilding (2.5%)
	3,206,000	Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011		3,406,375
	1,405,000	Beazer Homes USA, Inc. company guaranty 8 3/8s, 2012		1,496,325
	5,539,000	D.R. Horton, Inc. sr. notes 7 7/8s, 2011		6,148,290
	2,625,000	D.R. Horton, Inc. sr. notes 6 7/8s, 2013		2,789,063
	2,628,000	D.R. Horton, Inc. sr. notes 5 7/8s, 2013		2,634,381
	1,195,000	K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007		1,314,500
	4,180,000	K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012		4,451,700
	3,370,000	K. Hovnanian Enterprises, Inc. company guaranty 6 3/8s, 2014		3,336,300
	2,917,000	K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014		2,917,000
	2,455,000	KB Home company guaranty 5 7/8s, 2015		2,405,294
	3,505,000	KB Home sr. notes 5 3/4s, 2014		3,440,596
	1,670,000	Meritage Homes Corp. sr. notes 7s, 2014		1,661,650
	2,450,000	Meritage Homes Corp. 144A sr. notes 6 1/4s, 2015		2,290,750
	3,450,000	Schuler Homes, Inc. company guaranty 10 1/2s, 2011		3,859,170
	6,955,000	Standard Pacific Corp. sr. notes 7 3/4s, 2013		7,163,650
	440,000	Standard Pacific Corp. sr. notes 6 7/8s, 2011		447,700
	3,405,000	Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012		3,609,300
	1,892,000	Technical Olympic USA, Inc. company guaranty 9s, 2010		1,948,760
	3,355,000	Technical Olympic USA, Inc. sr. sub. notes 7 1/2s, 2015		3,069,825
	2,309,000	WCI Communities, Inc. company guaranty 10 5/8s, 2011		2,464,858
	6,427,000	WCI Communities, Inc. company guaranty 9 1/8s, 2012		6,668,013
				67,523,500
	Household Furniture and Appliances (0.4%)
	9,510,000	Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		9,628,875
	1,350,000	Simmons Bedding Co. sr. sub. notes 7 7/8s, 2014		1,188,000
				10,816,875
	Lodging/Tourism (2.1%)
	2,630,000	FelCor Lodging LP company guaranty 9s, 2008 (R)		2,800,950
	6,500,000	Gaylord Entertainment Co. sr. notes 8s, 2013		6,743,750
	607,000	HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)		617,623
	1,695,000	Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)		1,828,481
	9,135,000	Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		9,386,213
	12,210,000	John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance Corp. III 1st mtge. Ser. B, 8 7/8s, 2012		13,339,425
	6,580,000	MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)		6,728,050
	3,520,000	MeriStar Hospitality Corp. company guaranty 9s, 2008 (R)		3,590,400
	3,670,000	Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s, 2012		4,105,813
	3,374,000	Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s, 2007		3,517,395
	4,600,000	Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015		5,054,250
	715,000	Starwood Hotels & Resorts Worldwide, Inc. notes 6 3/4s, 2005		721,256
				58,433,606
	Media (0.4%)
	5,935,000	Affinity Group, Inc. sr. sub. notes 9s, 2012		5,964,675
	5,460,000	Affinity Group, Inc. 144A sr. notes 10 7/8s, 2012		5,077,800
				11,042,475
	Publishing (4.2%)
	5,020,000	Advertising Direct 144A sr. notes 9 1/4s, 2012 (Canada)		5,258,450
	16,705,213	CanWest Media, Inc. 144A sr. sub. notes 8s, 2012 (Canada)		17,248,132
	5,880,000	Cenveo Corp, sr. sub. notes 7 7/8s, 2013		5,571,300
	12,045,000	Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s, 2010		13,159,163
	4,720,000	Dex Media, Inc. disc. notes zero %, 2013		3,752,400
	9,295,000	Dex Media, Inc. notes 8s, 2013		9,875,938
	4,855,000	Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013		5,073,475
	6,947,000	PRIMEDIA, Inc. company guaranty 8 7/8s, 2011		7,294,350
	7,360,000	PRIMEDIA, Inc. sr. notes 8s, 2013		7,378,400
	3,385,000	R.H. Donnelley Corp. 144A sr. notes 6 7/8s, 2013		3,469,625
	5,220,000	R.H. Donnelley Finance Corp. I 144A company guaranty 8 7/8s, 2010		5,689,800
	4,242,000	R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012		4,910,115
	1,200,000	R.H. Donnelley, Inc. company guaranty 8 7/8s, 2010		1,308,000
	3,485,000	Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011		3,450,150
	10,428,000	Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009		10,167,300
	6,870,000	Vertis, Inc. 144A sub. notes 13 1/2s, 2009		5,221,200
	4,855,000	WRC Media Corp. sr. sub. notes 12 3/4s, 2009		4,648,663
				113,476,461
	Restaurants (0.3%)
	7,558,000	Sbarro, Inc. company guaranty 11s, 2009		7,331,260
	Retail (3.0%)
	3,430,000	Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014		3,267,075
	7,838,000	Autonation, Inc. company guaranty 9s, 2008		8,523,825
	2,460,000	Bear Creek Corp. 144A sr. notes 9s, 2013		2,373,900
	3,520,000	Finlay Fine Jewelry Corp. sr. notes 8 3/8s, 2012		2,992,000
	8,515,000	JC Penney Co., Inc. debs. 7.95s, 2017		9,600,663
	6,590,000	JC Penney Co., Inc. debs. 7 1/8s, 2023		6,820,650
	680,000	JC Penney Co., Inc. notes 9s, 2012		792,200
	240,000	JC Penney Co., Inc. notes 8s, 2010		264,000
	3,400,000	Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)		3,468,000
	4,085,000	Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)		3,972,663
	5,355,000	Movie Gallery, Inc. 144A sr. unsecd. notes 11s, 2012		5,529,038
EUR	3,565,000	Ray Acquisition sr. notes 9 3/8s, 2015 (France)		4,128,465
	$5,030,000	Rite Aid Corp. company guaranty 9 1/2s, 2011		5,180,900
	335,000	Rite Aid Corp. debs. 6 7/8s, 2013		284,750
	5,189,000	Rite Aid Corp. sr. notes 9 1/4s, 2013		4,825,770
	3,340,000	Rite Aid Corp. 144A sec. notes 7 1/2s, 2015		3,072,800
	1,000,000	Saks, Inc. company guaranty 7 1/2s, 2010		965,000
	9,155,000	Saks, Inc. company guaranty 7s, 2013		8,308,163
	3,595,000	Toys R Us, Inc. notes 7 5/8s, 2011		3,289,425
	3,759,000	United Auto Group, Inc. company guaranty 9 5/8s, 2012		3,946,950
				81,606,237
	Technology (2.8%)
	8,360,000	Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		8,234,600
	2,945,000	Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		2,407,538
	6,680,000	Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)		6,947,200
	6,810,000	Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014		7,218,600
	8,626,000	Iron Mountain, Inc. company guaranty 8 5/8s, 2013		8,820,085
	1,545,000	Iron Mountain, Inc. company guaranty 6 5/8s, 2016		1,398,225
	350,000	Lucent Technologies, Inc. debs. 6 1/2s, 2028		301,000
	4,029,000	Lucent Technologies, Inc. debs. 6.45s, 2029		3,485,085
	2,990,000	New ASAT Finance Ltd. company guaranty 9 1/4s, 2011 (Cayman Islands)		2,377,050
	3,040,000	SCG Holding Corp. 144A notes zero %, 2011		4,560,000
	1,317,000	TSI Telecommunication Services, Inc. company guaranty Ser. B, 12 3/4s, 2009		1,461,870
	6,850,000	UGS Corp. company guaranty 10s, 2012		7,535,000
	4,340,000	Xerox Capital Trust I company guaranty 8s, 2027		4,491,900
	4,000	Xerox Corp. company guaranty 9 3/4s, 2009		4,570
	3,715,000	Xerox Corp. notes Ser. MTN, 7.2s, 2016		3,993,625
	9,424,000	Xerox Corp. sr. notes 7 5/8s, 2013		10,272,160
	1,345,000	Xerox Corp. sr. notes 6 7/8s, 2011		1,422,338
				74,930,846
	Textiles (1.1%)
	9,030,000	Levi Strauss & Co. sr. notes 12 1/4s, 2012		9,797,550
	7,798,000	Levi Strauss & Co. 144A sr. notes 9 3/4s, 2015		7,564,060
	4,250,000	Oxford Industries, Inc. sr. notes 8 7/8s, 2011		4,398,750
	5,218,000	Russell Corp. company guaranty 9 1/4s, 2010		5,478,900
	3,401,000	William Carter Holdings Co. (The) company guaranty Ser. B, 10 7/8s, 2011		3,766,608
				31,005,868
	Tire & Rubber (0.4%)
	2,005,000	Cooper-Standard Automotive, Inc. company guaranty 8 3/8s, 2014		1,664,150
	670,000	Cooper-Standard Automotive, Inc. company guaranty 7s, 2012		624,775
	7,845,000	Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011		7,491,975
	1,840,000	Goodyear Tire & Rubber Co. (The) notes 6 3/8s, 2008		1,789,400
				11,570,300
	Transportation (1.1%)
	5,475,000	American Airlines, Inc. pass-through certificates Ser. 01-1, 6.817s, 2011		5,105,438
	7,906,000	Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008		6,127,150
	8,753,000	Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008		9,540,770
	1,685,000	Kansas City Southern Railway Co. company guaranty 7 1/2s, 2009		1,739,763
	3,505,000	Navistar International Corp. 144A sr. notes 6 1/4s, 2012		3,329,750
	1,950,000	Northwest Airlines, Inc. company guaranty 8 7/8s, 2006		1,443,000
	40,000	Northwest Airlines, Inc. company guaranty 8.7s, 2007		24,200
	1,747,000	Travelcenters of America, Inc. company guaranty 12 3/4s, 2009		1,921,700
				29,231,771
	Utilities & Power (8.3%)
	795,000	AES Corp. (The) sr. notes 8 7/8s, 2011		874,500
	171,000	AES Corp. (The) sr. notes 8 3/4s, 2008		182,970
	7,235,000	AES Corp. (The) 144A sec. notes 9s, 2015		8,085,113
	7,390,000	AES Corp. (The) 144A sec. notes 8 3/4s, 2013		8,239,850
	5,190,000	Allegheny Energy Supply 144A bonds 8 1/4s, 2012		5,650,613
	3,040,000	Allegheny Energy Supply 144A sec. notes 10 1/4s, 2007		3,389,600
	2,385,000	ANR Pipeline Co. debs. 9 5/8s, 2021		3,004,346
	10,000	Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D, 7.88s, 2017		12,474
	175,000	CMS Energy Corp. sr. notes 9 7/8s, 2007		189,875
	2,199,000	CMS Energy Corp. sr. notes 8.9s, 2008		2,369,423
	1,254,000	CMS Energy Corp. sr. notes 8 1/2s, 2011		1,363,725
	1,730,000	CMS Energy Corp. sr. notes 7 3/4s, 2010		1,825,150
	4,535,000	Colorado Interstate Gas Co. 144A sr. notes 5.95s, 2015		4,450,304
	3,890,000	DPL, Inc. bonds 8 1/8s, 2031		4,571,586
	8,230,000	DPL, Inc. sr. notes 6 7/8s, 2011		8,806,100
	12,605,000	Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013		13,991,550
	3,500,000	Dynegy-Roseton Danskamme company guaranty Ser. A, 7.27s, 2010		3,430,000
	5,330,000	Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s, 2016		5,010,200
	2,399,000	Edison Mission Energy sr. notes 10s, 2008		2,662,890
	145,000	Edison Mission Energy sr. notes 9 7/8s, 2011		167,475
	1,800,000	El Paso CGP Co. notes 7 3/4s, 2010		1,800,000
	5,000,000	El Paso Corp. sr. notes 8.05s, 2030		4,762,500
	3,630,000	El Paso Corp. sr. notes 7 3/8s, 2012		3,521,100
	3,470,000	El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031		3,248,788
	1,745,000	El Paso Natural Gas Co. debs. 8 5/8s, 2022		2,021,291
	8,425,000	El Paso Production Holding Co. company guaranty 7 3/4s, 2013		8,740,938
	5,460,000	Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014		5,077,800
	10,955,000	Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034		12,214,815
	6,998,000	Mission Energy Holding Co. sec. notes 13 1/2s, 2008		8,257,630
	3,190,000	Monongahela Power Co. 1st mtge. 6.7s, 2014		3,512,978
	4,850,000	Nevada Power Co. 2nd mtge. 9s, 2013		5,444,115
	5,695,000	Northwest Pipeline Corp. company guaranty 8 1/8s, 2010		6,193,313
	3,090,000	Northwester Corp. 144A sr. sec. notes 5 7/8s, 2014		3,120,900
	14,176,000	NRG Energy, Inc. 144A sr. sec. notes 8s, 2013		14,955,680
	6,000,000	Orion Power Holdings, Inc. sr. notes 12s, 2010		7,170,000
	5,540,000	PSEG Energy Holdings, Inc. notes 7 3/4s, 2007		5,706,200
	4,840,000	SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		5,030,135
	1,290,000	Sierra Pacific Power Co. general ref. mtge. 6 1/4s, 2012		1,306,125
	7,960,000	Sierra Pacific Resources sr. notes 8 5/8s, 2014		8,616,700
	2,840,000	Teco Energy, Inc. notes 10 1/2s, 2007		3,251,800
	1,645,000	Teco Energy, Inc. notes 7.2s, 2011		1,737,531
	2,730,000	Teco Energy, Inc. notes 7s, 2012		2,859,675
	360,000	Teco Energy, Inc. 144A sr. notes 6 3/4s, 2015		369,000
	695,000	Tennessee Gas Pipeline Co. debs. 7s, 2028		703,170
	1,465,000	Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017		1,609,099
	6,020,000	Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s, 2014		6,185,543
	900,000	Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		969,750
	6,710,000	Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)		6,743,550
	3,385,000	Utilicorp United, Inc. sr. notes 9.95s, 2011		3,621,950
	1,330,000	Williams Cos., Inc. (The) notes 8 3/4s, 2032		1,559,425
	5,210,000	Williams Cos., Inc. (The) notes 7 5/8s, 2019		5,757,050
	3,454,253	York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (F)(NON)		35
				224,346,330
		Total Corporate bonds and notes (cost $2,271,525,526)		$2,294,200,500
	Senior loans (2.3%) (a)(c)
	Principal amount			Value
	Basic Materials (0.3%)
	$596,250	Buckeye Technologies, Inc. bank term loan FRN 5.2142s, 2010		$602,958
	684,411	Graphic Packaging Corp. bank term loan FRN Ser. C, 5.5063s, 2010		690,400
	866,250	Hercules, Inc. bank term loan FRN Ser. B, 4.8715s, 2010		874,101
	3,380,000	Huntsman Corp. bank term loan FRN Ser. B, 6.12s, 2010		3,423,308
	572,245	Nalco Co. bank term loan FRN Ser. B, 5.0265s, 2010		577,048
	592,500	St. Mary's Cement Corp. bank term loan FRN Ser. B, 5.0925s, 2009		598,425
				6,766,240
	Beverage (-%)
	830,833	Constellation Brands, Inc. bank term loan FRN Ser. B, 4.9913s, 2011		833,257
	Cable Television (-%)
	873,400	Charter Communications Holdings, LLC/Capital Corp. bank term loan FRN Ser. B, 6.4398s, 2011 (United Kingdom)		866,949
	Capital Goods (0.2%)
	824,100	AGCO Corp. bank term loan FRN 4.8239s, 2008		830,281
	3,409,794	Decrane Aircraft Holdings Co. bank term loan FRN 12s, 2008		3,409,794
	431,493	Invensys, PLC bank term loan FRN Ser. B-1, 6.8813s, 2009 (United Kingdom)		436,887
	518,992	Mueller Group, Inc. bank term loan FRN 5.7789s, 2011		523,533
	394,214	Owens-Illinois, Inc. bank term loan FRN Ser. B, 5.87s, 2008		399,832
	543,125	Solo Cup Co. bank term loan FRN 5.078s, 2011		546,112
				6,146,439
	Communication Services (0.1%)
	247,500	Consolidated Communications Holdings bank term loan FRN Ser. C, 5.6633s, 2012		248,738
	307,666	PanAmSat Corp. bank term loan FRN Ser. B1, 5.31s, 2010		310,683
	690,625	Qwest Communications International, Inc. bank term loan FRN Ser. A, 7.39s, 2007		708,970
	248,125	SBA Senior Finance, Inc. bank term loan FRN 6.0174s, 2008		249,676
				1,518,067
	Consumer Cyclicals (0.4%)
	49,728	Corrections Corporation of America bank term loan FRN Ser. E, 4.9091s, 2008		49,853
	772,141	Dex Media West, LLC/Dex Media West Finance Co. bank term loan FRN Ser. B, 4.7784s, 2010		776,431
	2,735,000	Federal Mogul Corp. bank term loan FRN Ser. A, 5.31s, 2006		2,399,963
	6,365,000	Federal Mogul Corp. bank term loan FRN Ser. B, 5.56s, 2006		5,593,244
	503,800	Hayes Lemmerz International, Inc. bank term loan FRN 6.4926s, 2009		503,800
	250,000	Landsource, Inc. bank term loan FRN Ser. B, 5 5/8s, 2010		250,313
	372,816	TRW Automotive, Inc. bank term loan FRN Ser. B, 4 3/8s, 2010		370,579
				9,944,183
	Consumer Staples (0.7%)
	385,061	AMF Bowling Worldwide bank term loan FRN Ser. B, 6.1484s, 2009		386,746
	5,320,000	Century Cable Holdings bank term loan FRN 8s, 2009		5,239,248
	440,000	Frontier Vision bank term loan FRN Ser. B, 7.275s, 2006		437,113
	4,937,500	Insight Midwest LP/Insight Capital, Inc. bank term loan FRN 5 3/4s, 2009		4,982,555
	997,500	Mediacom Communications Corp. bank term loan FRN Ser. B, 5.2607s, 2012		1,001,241
	5,053,836	Olympus Cable Holdings, Inc. bank term loan FRN Ser. B, 7 3/4s, 2010		4,933,807
	987,095	Warner Music Group bank term loan FRN Ser. B, 4.9267s, 2011		987,300
				17,968,010
	Energy (0.1%)
	160,000	Dresser, Inc. bank term loan FRN 6.91s, 2010		162,800
	400,922	Magellan Midstream Holdings bank term loan FRN Ser. B, 5.09s, 2011		402,927
	2,216,714	Trico Marine Services, Inc. bank term loan FRN 8.3s, 2010		2,216,714
				2,782,441
	Entertainment (-%)
	202,197	Six Flags, Inc. bank term loan FRN Ser. B, 5.8897s, 2009		202,955
	Food (0.1%)
	1,039,500	Pinnacle Foods Holding Corp. bank term loan FRN 6.3489s, 2010		1,040,799
	Health Care (0.1%)
	437,800	Community Health Systems, Inc. bank term loan FRN Ser. B, 4.64s, 2011		441,357
	436,700	Fisher Scientific International, Inc. bank term loan FRN Ser. B, 4.5925s, 2011		439,066
	492,500	Hanger Orthopedic Group, Inc. bank term loan FRN 6.5925s, 2009		494,963
	425,938	Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.85s, 2011		427,801
	1,469,951	Triad Hospitals, Inc. bank term loan FRN Ser. B, 5.32s, 2008		1,480,975
	201,373	VWR International, Inc. bank term loan FRN Ser. B, 5.65s, 2011		202,179
				3,486,341
	Household Furniture and Appliances (-%)
	345,958	Sealy Mattress Co. bank term loan FRN Ser. D, 5.0005s, 2012		346,246
	Publishing (-%)
	605,000	WRC Media Corp. bank term loan FRN 8.0644s, 2009		603,488
	Technology (-%)
	996,667	Iron Mountain, Inc. bank term loan FRN 4.903s, 2011		1,000,820
	Tire & Rubber (-%)
	815,000	Goodyear Tire & Rubber Co. (The) bank term loan FRN 5.89s, 2010		811,604
	Transportation (-%)
	405,417	Pacer International, Inc. bank term loan FRN 5.2297s, 2010		408,457
	Utilities & Power (0.3%)
	436,700	Dynegy, Inc. bank term loan FRN Ser. B, 7.09s, 2010		437,792
	3,531,520	El Paso Corp. bank term loan FRN Ser. B, 5 7/8s, 2009		3,543,781
	2,140,000	El Paso Corp. bank term loan FRN Ser. C, 5.62s, 2009		2,142,972
	417,589	Williams Cos., Inc. bank term loan FRN Ser. C, 5.59s, 2007		421,243
				6,545,788
		Total Senior loans (cost $61,130,764)		$61,272,084
	Common stocks (2.0%) (a)
	Number of shares			Value
	17,730	AboveNet, Inc. (NON)		$523,035
	18,922	Alderwoods Group, Inc. (Canada) (NON)		262,070
	8,780,000	AMRESCO Creditor Trust (acquired various dates from 5/15/99 to 3/18/02, cost $1,860,945) (F)(RES)(NON)(R)		8,780
	10,363	Birch Telecom, Inc. (F)(NON)		10
	186,410	Celanese Corp. Ser. A (NON) (S)		2,885,627
	4,315	Comdisco Holding Co., Inc.		73,355
	4,728	Compass Minerals International, Inc.		106,522
	31,440,192	Contifinancial Corp. Liquidating Trust Units		39,300
	148,962	Covad Communications Group, Inc. (NON) (S)		187,692
	12,856	Crown Castle International Corp. (NON)		228,580
	29,311	Decrane Aircraft Holdings, Inc. (F)(NON)(AFF)		29
	645,566	DigitalGlobe, Inc. 144A (NON) (AFF)		645,566
	6,026	Genesis HealthCare Corp. (NON)		262,071
	286,810	Globix Corp. (NON)		817,409
	5,700,000	iPCS Escrow, Inc. (F)(NON)		5,700
	132,664	iPCS, Inc. (NON) (S)		4,145,750
	1,894	Knology, Inc. (NON)		3,574
	5,506	Magellan Health Services, Inc. (NON)		178,780
	46,598	Northwestern Corp. (S)		1,350,410
	11,906	PSF Group Holdings, Inc. 144A Class A (acquired various dates from 9/11/92 to 5/15/02, cost $39,131,323) (F)(RES)(NON)(AFF)		21,166,272
	484,229	Regal Entertainment Group 144A (F)		9,631,315
	4,358	Sterling Chemicals, Inc. (NON)		113,308
	9,048	Sun Healthcare Group, Inc. (NON)		63,336
	1,733	USA Mobility, Inc. (NON)		45,855
	12,695,838	VFB LLC (acquired 5/15/02, cost $9,558,415) (RES)(NON)(AFF)		2,602,647
	327,451	VS Holdings, Inc. (NON)		327
	39,019	Washington Group International, Inc. (NON) (S)		1,873,302
	33,000	Wayland Investment Fund II (F)(NON)		6,184,200
		Total Common stocks (cost $129,291,040)		$53,404,822
	Foreign government bonds and notes (1.2%) (a)
	Principal amount			Value
	$7,085,000	Brazil (Federal Republic of) bonds 10 1/2s, 2014		$8,289,450
	2,115,000	Colombia (Republic of) bonds 10 3/8s, 2033		2,440,710
	1,625,000	Colombia (Republic of) unsub. 9 3/4s, 2009		1,836,250
	5,590,000	Indonesia (Republic of) 144A notes 7 1/4s, 2015		5,534,100
	2,425,000	Peru (Republic of) bonds 8 3/8s, 2016		2,691,750
	6,595,000	Philippines (Republic of) bonds 8 3/8s, 2011		6,809,338
	3,300,000	United Mexican States bonds Ser. MTN, 8.3s, 2031		4,039,200
	1,850,000	Venezuela (Republic of) notes 10 3/4s, 2013		2,090,500
		Total Foreign government bonds and notes (cost $32,631,111)		$33,731,298
	Asset-backed securities (0.9%) (a)
	Principal amount			Value
	$4,315,000	CDO Repackaging Trust Series 144A Ser. 03-3, Class A, 9.49s, 2008		$4,509,175
	1,845,000	Denali Capital CLO III Ltd. FRN Ser. B-2L, 11.15s, 2015 (Cayman Islands)		1,891,125
	2,020,000	Dryden Leveraged Loan CDO 144A FRN Ser. 03-4A, Class D, 11.7s, 2015 (Cayman Islands)		2,085,650
	4,295,000	Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A, Class 5A, 11.59s, 2015 (Cayman Islands)		4,439,956
	1,685,000	Octagon Investment Parties VI, Ltd. FRN Ser. 03-6A, Class B2L, 9.46s, 2016 (Cayman Islands)		1,781,888
	6,320,000	Providian Gateway Master Trust Ser. 02, Class B, PO, zero %, 2006		6,101,921
	3,010,000	Verdi Synthetic CLO 144A Ser. 1A, Class E2, 11.15s, 2010		3,038,689
		Total Asset-backed securities (cost $22,279,240)		$23,848,404
	Preferred stocks (0.8%) (a)
	Number of shares			Value
	21,000	Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)		$147,000
	70,320	Doane Pet Care Co. $7.125 pfd.		5,625,600
	140	Dobson Communications Corp. 13.00% pfd. (PIK)		95,480
	6,670	First Republic Capital Corp. 144A 10.50% pfd.		7,003,500
	628	Paxson Communications Corp. 14.25% cum. pfd. (PIK) (S)		4,113,400
	4,674	Rural Cellular Corp. Ser. B, 11.375% cum. pfd.		3,949,530
		Total Preferred stocks (cost $19,948,338)		$20,934,510
	Convertible preferred stocks (0.6%) (a)
	Number of shares			Value
	83,650	Crown Castle International Corp. $3.125 cum. cv. pfd.		$3,931,550
	24,787	Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.		991,480
	59,300	Huntsman Corp. $2.50 cv. pfd.		2,616,613
	921	Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)		3,776,100
	63,090	Williams Cos., Inc. (The) 144A $2.75 cv. pfd.		5,544,034
		Total Convertible preferred stocks (cost $18,411,845)		$16,859,777
	Collateralized mortgage obligations (0.5%) (a)
	Principal amount			Value
		DLJ Commercial Mortgage Corp.
	$1,190,771	Ser. 98-CF2, Class B4, 6.04s, 2031		$1,191,247
	3,816,434	Ser. 98-CF2, Class B5, 5.95s, 2031		2,740,379
		GE Capital Commercial Mortgage Corp. 144A
	2,470,000	Ser. 00-1, Class G, 6.131s, 2033		2,266,472
	1,341,000	Ser. 00-1, Class H, 6.131s, 2033		858,374
	2,202,750	GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036		1,776,372
	1,054,300	LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s, 2031		1,024,936
		Mach One Commercial Mortgage Trust 144A
	2,435,000	Ser. 04-1A, Class J, 5.45s, 2040		2,062,521
	880,000	Ser. 04-1A, Class K, 5.45s, 2040		728,063
	400,000	Ser. 04-1A, Class L, 5.45s, 2040		296,719
		Total Collateralized mortgage obligations (cost $11,762,107)		$12,945,083
	Brady bonds (0.3%) (a)
	Principal amount			Value
	$4,727,120	Brazil (Federal Republic of) FRB Ser. 18 YR, 4.313s, 2012		$4,538,035
	4,645,250	Peru (Republic of) FRB Ser. 20 YR, 5s, 2017		4,436,214
		Total Brady bonds (cost $8,808,663)		$8,974,249
	Convertible bonds and notes (0.3%) (a)
	Principal amount			Value
	$19,813,000	Cybernet Internet Services International, Inc. 144A cv. sr. disc. notes 13s, 2009 (Canada) (In default) (NON)		$198
	2,935,000	Fairchild Semiconductor International, Inc. cv. company guaranty 5s, 2008		2,857,956
	6,175,000	Lear Corp. cv. company guaranty zero %, 2022		2,763,313
	2,270,000	WCI Communities, Inc. cv. sr. sub. notes 4s, 2023		2,735,350
		Total Convertible bonds and notes (cost $24,813,842)		$8,356,817
	Units (0.1%) (a)
	Number of units			Value
	7,647,000	Morrison Knudsen Corp. zero %, 2032		$592,643
	3,124	XCL Equity Units zero % (F)(AFF)		2,129,856
		Total Units (cost $17,441,602)		$2,722,499
	Warrants (0.1%) (a) (NON)
	Number of warrants		Expiration date	Value
	6,435	AboveNet, Inc.	9/8/08	$38,610
	7,570	AboveNet, Inc.	9/8/10	15,140
	8,414	Dayton Superior Corp. 144A	6/15/09	1
	1	Decrane Aircraft Holdings Co. Class B	6/30/10	1
	1	Decrane Aircraft Holdings Co. Class B	6/30/10	1
	4,453	MDP Acquisitions PLC 144A	10/1/13	124,684
	3,334	Mikohn Gaming Corp. 144A	8/15/08	64,813
	186	ONO Finance PLC 144A (United Kingdom)	2/15/11	2
	3,668	Pliant Corp. 144A	6/1/10	37
	5,247	TravelCenters of America, Inc. 144A	5/1/09	656
	15,004	Ubiquitel, Inc. 144A	4/15/10	1
	24,085	Washington Group International, Inc. Ser. A	1/25/06	436,661
	27,526	Washington Group International, Inc. Ser. B	1/25/06	442,343
	14,879	Washington Group International, Inc. Ser. C	1/25/06	202,503
	9,684	XM Satellite Radio Holdings, Inc. 144A	3/15/10	610,092
	300,000	ZSC Specialty Chemicals PLC 144A (United Kingdom)	6/30/11	3,000
	300,000	ZSC Specialty Chemicals PLC (Preferred) 144A (United Kingdom)	6/30/11	3,000
		Total Warrants (cost $6,508,809)		$1,941,545
	Short-term investments (5.4%) (a)
	Principal amount			Value
	$35,000,000	Countrywide Financial Corp. for an effective yield of 3.164%, June 30, 2005		$34,996,967
	3,000,000	Danske Corp for an effective yield 2.963% August 8, 2005 (Denmark)		2,983,680
	4,000,000	HBOS Treasury Services for an effective yield of 3.035%, December 30, 2005		3,996,816
	4,450,000	Nordea Bank Finland PLC for an effective yield of 3.035%, December 30, 2005 (Sweden)		4,446,084
	3,000,000	Societe Generale for an effective yield of 2.915%, August 9, 2005 (France)		2,999,970
	30,800,000	Interest in $335,000,000 tri-party joint repurchase agreement dated May 31, 2005 with Merrill Lynch Government Securities due June 1, 2005 with respect to various U.S. Government obligations -- maturity value of $30,800,000 for an effective yield of 3.07%(collateralized by Freddie mac and Fannie mae with yields ranging from 4.00% to 10.50% and due dates ranging from November 1, 2005, to June 1, 2035, valued at $343,242,764)		30,800,000
	5,016,405	Short-term investments held as collateral for loaned securities with yields ranging from 3.01% to 3.21% and due dates ranging from June 1, 2005 to June 27, 2005 (d)		5,011,186
	61,053,547	Putnam Prime Money Market Fund (e)		61,053,547
		Total Short-term investments (cost $146,288,250)		$146,288,250
		Total Investments (cost $2,770,841,137)(b)		$2,685,479,838

Putnam High Yield Trust
Forward currency contracts to sell at May 31, 2005 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$35,932,226	$38,322,108	6/15/05	$2,389,882

Putnam High Yield Trust

Total return swap contracts outstanding at May 31, 2005 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Deutsche Bank AG dated February 1, 2005 to receive at maturity the notional amount multiplied by the return of the Lehman Brothers U.S. Corporate High Yield Index and pay at maturity the notional amount multiplied by the seven month USD-LIBOR-BBA adjusted by a specified spread.	$5,999,812	9/1/05	($121,599)

Agreement with Deutsche Bank AG dated February 1, 2005 to receive at maturity the notional amount multiplied by the return of the Lehman Brothers U.S. Corporate High Yield Index and pay at maturity the notional amount multiplied by the six month USD-LIBOR-BBA adjusted by a specified spread.	5,999,812	8/1/05	(120,521)

Agreement with Lehman Brothers Special Financing, Inc. dated October 9, 2003 to receive (pay) semi-annually the notional amount multiplied by the total rate of return of the Lehman Brothers U.S. High Yield Index and pay semi-annually the notional amount multiplied by the six month USD-LIBOR adjusted by a specified spread.	8,537,552	5/1/06	87,137

Agreement with Lehman Brothers Special Financing, Inc. dated June 16, 2003 to receive (pay) quarterly the notional amount multiplied by the return of the Lehman Brothers U.S. Corporate High Yield Index and pay quarterly the notional amount multiplied by the three month USD-LIBOR adjusted by a specified spread.	18,438,703	6/1/05	(597,208)

			$(752,191)

Putnam High Yield Trust

Credit default contracts outstanding at May 31, 2005 (Unaudited)

		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	$1,055,704	$51,303

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	1,055,704	24,013

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	527,852	23,860

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	395,889	16,783

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	263,926	8,375

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	131,963	8,080

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	131,963	1,336

Agreement with Morgan Stanely Capital Services effective May 24, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index.	9,505,000	(107,826)

Agreement with JP Morgan Chase Bank effective April 25, 2005, maturing on June 20, 2010, to receive a quarterly payment of 3.70% times the notional amount. Upon a credit default event of Felcor Lodging L.P., 8 1/2, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Felcor Lodging L.P., 8 1/2, 2011.	2,330,000	(8,857)

Agreement with Morgan Stanely Capital Services effective May 24, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 500 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche.

	1,901,000	73,225

Agreement with Goldman Sachs Capital Markets effective May 20, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index , the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index .	48,645,000	(579,714)

Agreement with Goldman Sachs Capital Markets effective May 20, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 500 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche.

	9,729,000	406,920

		$(82,502)

	NOTES
(a)	Percentages indicated are based on net assets of $2,718,372,586.

(b)

The aggregate identified cost on a tax basis is $2,788,282,169, resulting in gross unrealized appreciation and depreciation of $116,627,210 and $219,429,541, respectively, or net unrealized depreciation of $102,802,331.

(c)

Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.  Theses loans pay interest at rates which adjust periodically.  The interest rate shown for senior loans are the current interest rates at May 31, 2005.  Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted.  As a result, the remaining maturity may be substantially less than the stated maturity shown.

(DEF)	Security is in default of principal and interest.

(NON)	Non-income-producing security.
(S)	Securities on loan, in part or in entirety, at May 31, 2005.

(STP)	The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2005 was $23,377,699 or 0.9% of net assets.

(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.

(AFF)	Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:
		Purchase	Sales	Dividend
	Affiliates	cost	cost	income	Value
	Decrane Aircraft Holdings Co.	0	0	0	29
	DigitalGlobe, Inc. 144A	0	0	0	645566
	PSF Group Holdings Inc., 144A Class A	0	0	0	21166272
	VFB LLC (United Kingdom)	0	0	0	2602647
	XCL Equity Units	0	0	0	2192856
	Totals	$	$		$26607370

	Market values are shown for those securities affiliated at period end.

(R)	Real Estate Investment Trust.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At May 31, 2005, the value of securities loaned amounted to $4,893,394. The fund received cash collateral of $5,011,186 which is pooled with collateral of other Putnam funds into 21 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.   Income distributions earned by the fund totaled $884,350 for the period ended May 31, 2005.  During the period ended May 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $661,279,946 and $697,495,449, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

	The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at May 31, 2005.

	At May 31, 2005, liquid assets totaling $56,498,878 have been designated as collateral for open swap contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price.  Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.  Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.  Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. [cont]

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount.  To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.  In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.  Risks of loss may exceed amounts recognized on the statement of assets and liabilities.  Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: July 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: July 28, 2005